Discontinued Operations and Held for Sale - Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Non-cash items included in net (loss) income:
Depreciation and amortization			$ 13,242	$ 16,270
Share-based compensation			2,815	6,030
Cash flows from investing activities:
Purchases of property, plant and equipment			(46)	(403)
Non-cash investing activities:
Transfer of inventories to rental assets			2,043	1,077
Right-of-use assets obtained in exchange for operating leases liabilities			508	1,030
Discontinued Operations, Held-for-Sale [Member] | Telematics Business [Member]
Non-cash items included in net (loss) income:
Depreciation and amortization	$ 969	$ 1,032	2,921	2,867
Share-based compensation	35	144	101	390
Cash flows from investing activities:
Purchases of property, plant and equipment	(14)	(173)	(17)	(334)
Non-cash investing activities:
Transfer of inventories to rental assets	698	412	2,043	1,077
Right-of-use assets obtained in exchange for operating leases liabilities	$ 362	$ 93	$ 508	$ 1,030